AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | STRATEGIC ALLOCATION: CONSERVATIVE FUND
Strategic Allocation: Conservative Fund
Investment Objective
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 25 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
[1]
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - STRATEGIC ALLOCATION: CONSERVATIVE FUND - USD ($)	INVESTOR CLASS	I CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - STRATEGIC ALLOCATION: CONSERVATIVE FUND	INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	1.00%	0.80%	1.00%	1.00%	1.00%	0.80%	0.65%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.01%	0.81%	1.26%	2.01%	1.51%	0.81%	0.66%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - STRATEGIC ALLOCATION: CONSERVATIVE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	103	322	559	1,236
I CLASS	83	259	450	1,002
A CLASS	696	952	1,228	2,010
C CLASS	204	632	1,084	2,334
R CLASS	154	478	824	1,800
R5 CLASS	83	259	450	1,002
R6 CLASS	68	212	368	823

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, which covers the period from December 1, 2017 to July 31, 2018, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies
The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. The fund seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund’s asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	45%	49%	6%
Operating Range	39-51%	38-55%	2-20%
The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio, and they diversify the fund’s equity investments among small, medium and large companies.
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund invests primarily in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”). The fund may also invest in bank loans and collateralized debt obligations (including collateralized loan obligations).
Responsibility for research, stock selection and portfolio construction for specified portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Principal Risks

•
Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the portfolio managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The portfolio managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.

•
Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers' judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, when interest rates rise, the value of debt securities and the funds that hold them will decline. A period of rising interest rates may negatively affect the fund’s performance. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ.

•
Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. To the extent that the fund invests in below investment-grade securities (high-yield securities or “junk bonds”), the fund takes on additional credit risk.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments.

•	Counterparty Risk — If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect the fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities located in developed foreign countries.

•
Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations Risk — Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 8.56%    Lowest Performance Quarter (4Q 2008): -7.82%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 2.07%.

Average Annual Total Returns For the calendar year ended December 31, 2017
Average Annual Total Returns - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - STRATEGIC ALLOCATION: CONSERVATIVE FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
S&P 500 Index		S&P 500® Index (reflects no deductions for fees, expenses or taxes)	21.83%	15.78%	8.49%
Barclays Aggregate Bond Index		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	3.54%	2.10%	4.00%
Barclays U.S. 1-3 Month Treasury Bill Index		Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.82%	0.23%	0.34%
INVESTOR CLASS		Investor Class Return Before Taxes	10.83%	6.03%	4.86%		Feb. 15, 1996
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	9.01%	4.46%	3.75%		Feb. 15, 1996
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	7.14%	4.43%	3.66%		Feb. 15, 1996
I CLASS		I Class Return Before Taxes	11.04%	6.24%	5.06%		Aug. 01, 2000
A CLASS		A Class Return Before Taxes	3.98%	4.50%	3.97%		Oct. 02, 1996
C CLASS		C Class Return Before Taxes	9.75%	4.98%	3.80%		Sep. 30, 2004
R CLASS		R Class Return Before Taxes	10.11%	5.47%	4.32%		Mar. 31, 2005
R5 CLASS	[1]	R5 Class1 Return Before Taxes	11.16%	6.26%	5.07%		Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	11.21%			5.84%	Jul. 26, 2013
[1]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | STRATEGIC ALLOCATION: MODERATE FUND
Strategic Allocation: Moderate Fund
Investment Objective
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 25 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - STRATEGIC ALLOCATION: MODERATE FUND - USD ($)	INVESTOR CLASS	I CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - STRATEGIC ALLOCATION: MODERATE FUND		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		1.08%	0.88%	1.08%	1.08%	1.08%	0.88%	0.73%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.09%	0.89%	1.34%	2.09%	1.59%	0.89%	0.74%
Fee Waiver or Reimbursement	[1]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Net Expenses (as a percentage of Assets)		1.04%	0.84%	1.29%	2.04%	1.54%	0.84%	0.69%
[1]	The advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - STRATEGIC ALLOCATION: MODERATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	106	342	597	1,324
I CLASS	86	279	489	1,092
A CLASS	699	971	1,263	2,090
C CLASS	208	651	1,120	2,413
R CLASS	157	498	862	1,883
R5 CLASS	86	279	489	1,092
R6 CLASS	71	232	407	914

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, which covers the period from December 1, 2017 to July 31, 2018, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies
The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. The fund seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund’s asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	64%	32%	4%
Operating Range	53-73%	21-41%	0-15%
The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio, and they diversify the fund’s equity investments among small, medium and large companies.
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund primarily invests in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”). The fund may also invest in bank loans and collateralized debt obligations (including collateralized loan obligations).
Responsibility for research, stock selection and portfolio construction for specified portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Principal Risks

•
Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the portfolio managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The portfolio managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.

•
Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers' judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, when interest rates rise, the value of debt securities and the funds that hold them will decline. A period of rising interest rates may negatively affect the fund’s performance. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ.

•
Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. To the extent that the fund invests in below investment-grade securities (high-yield securities or “junk bonds”), the fund takes on additional credit risk.

•	Counterparty Risk — If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect the fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations Risk — Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 11.17%    Lowest Performance Quarter (4Q 2008): -13.29%

As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.28%.

Average Annual Total Returns For the calendar year ended December 31, 2017
Average Annual Total Returns - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - STRATEGIC ALLOCATION: MODERATE FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
S&P 500 Index		S&P 500® Index (reflects no deductions for fees, expenses or taxes)	21.83%	15.78%	8.49%
Barclays Aggregate Bond Index		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	3.54%	2.10%	4.00%
Barclays U.S. 1-3 Month Treasury Bill Index		Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.82%	0.23%	0.34%
INVESTOR CLASS		Investor Class Return Before Taxes	15.13%	8.19%	5.45%		Feb. 15, 1996
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	12.00%	6.06%	4.14%		Feb. 15, 1996
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	10.45%	6.05%	4.12%		Feb. 15, 1996
I CLASS		I Class Return Before Taxes	15.35%	8.41%	5.66%		Aug. 01, 2000
A CLASS		A Class Return Before Taxes	8.33%	6.62%	4.55%		Oct. 02, 1996
C CLASS		C Class Return Before Taxes	14.18%	7.12%	4.40%		Oct. 02, 2001
R CLASS		R Class Return Before Taxes	14.55%	7.63%	4.91%		Aug. 29, 2003
R5 CLASS	[1]	R5 Class1 Return Before Taxes	15.51%	8.44%	5.67%		Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	15.55%			7.57%	Jul. 26, 2013
[1]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | STRATEGIC ALLOCATION: AGGRESSIVE FUND
Strategic Allocation: Aggressive Fund
Investment Objective
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 25 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - STRATEGIC ALLOCATION: AGGRESSIVE FUND - USD ($)	INVESTOR CLASS	I CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - STRATEGIC ALLOCATION: AGGRESSIVE FUND		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		1.15%	0.95%	1.15%	1.15%	1.15%	0.95%	0.80%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.16%	0.96%	1.41%	2.16%	1.66%	0.96%	0.81%
Fee Waiver or Reimbursement	[1]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Net Expenses (as a percentage of Assets)		1.11%	0.91%	1.36%	2.11%	1.61%	0.91%	0.76%
[1]	The advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - STRATEGIC ALLOCATION: AGGRESSIVE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	113	364	634	1,404
I CLASS	93	301	527	1,174
A CLASS	706	992	1,298	2,164
C CLASS	215	672	1,156	2,485
R CLASS	164	519	898	1,959
R5 CLASS	93	301	527	1,174
R6 CLASS	78	254	445	997

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, which covers the period from December 1, 2017 to July 31, 2018, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies
The fund’s asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. The fund seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund’s asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	79%	20%	1%
Operating Range	60-90%	10-30%	0-15%
The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund’s portfolio, and they diversify the fund’s equity investments among small, medium and large companies.
The fund also invests in a variety of debt securities payable in U.S. and foreign currencies. The fixed-income portion of the fund primarily invests in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade securities (also known as high-yield securities or “junk bonds”). The fund may also invest in bank loans and collateralized debt obligations (including collateralized loan obligations).
Responsibility for research, stock selection and portfolio construction for specified portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Principal Risks

•
Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the portfolio managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The portfolio managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.

•
Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•
Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers' judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, when interest rates rise, the value of debt securities and the funds that hold them will decline. A period of rising interest rates may negatively affect the fund’s performance. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ.

•
Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect. To the extent that the fund invests in below investment-grade securities (high-yield securities or “junk bonds”), the fund takes on additional credit risk.

•	Counterparty Risk — If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect the fund’s share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•
Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations Risk — Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 13.40%    Lowest Performance Quarter (4Q 2008): -17.75%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.21%.

Average Annual Total Returns For the calendar year ended December 31, 2017
Average Annual Total Returns - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - STRATEGIC ALLOCATION: AGGRESSIVE FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
S&P 500 Index		S&P 500® Index (reflects no deductions for fees, expenses or taxes)	21.83%	15.78%	8.49%
Barclays Aggregate Bond Index		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	3.54%	2.10%	4.00%
Barclays U.S. 1-3 Month Treasury Bill Index		Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.82%	0.23%	0.34%
INVESTOR CLASS		Investor Class Return Before Taxes	19.24%	9.94%	5.72%		Feb. 15, 1996
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	16.41%	7.59%	4.42%		Feb. 15, 1996
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	12.66%	7.42%	4.36%		Feb. 15, 1996
I CLASS		I Class Return Before Taxes	19.31%	10.16%	5.93%		Aug. 01, 2000
A CLASS		A Class Return Before Taxes	12.09%	8.39%	4.84%		Oct. 02, 1996
C CLASS		C Class Return Before Taxes	17.98%	8.82%	4.66%		Nov. 27, 2001
R CLASS		R Class Return Before Taxes	18.49%	9.38%	5.17%		Mar. 31, 2005
R5 CLASS	[1]	R5 Class1 Return Before Taxes	19.38%	10.17%	5.93%		Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	19.55%			9.02%	Jul. 26, 2013
[1]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC | MULTI-ASSET INCOME FUND
Multi-Asset Income Fund
Investment Objective
The fund seeks income.
Long-term capital appreciation is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 18 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - MULTI-ASSET INCOME FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - MULTI-ASSET INCOME FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		0.90%	0.70%	0.55%	0.90%	0.90%	0.90%	0.70%	0.55%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		none	none	none	none	none	none	none	none
Acquired Fund Fees and Expenses		0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Expenses (as a percentage of Assets)		1.17%	0.97%	0.82%	1.42%	2.17%	1.67%	0.97%	0.82%
Fee Waiver or Reimbursement	[1],[2]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Net Expenses (as a percentage of Assets)		0.89%	0.69%	0.54%	1.14%	1.89%	1.39%	0.69%	0.54%
[1]	The advisor also agreed to waive an additional 0.07 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until November 30, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to other American Century funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - MULTI-ASSET INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	91	299	525	1,172
I CLASS	71	236	416	936
Y CLASS	55	189	334	756
A CLASS	685	931	1,196	1,950
C CLASS	192	609	1,052	2,277
R CLASS	142	456	792	1,739
R5 CLASS	71	236	416	936
R6 CLASS	55	189	334	756

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, which covers the period from December 1, 2017 to July 31, 2018, the fund’s portfolio turnover rate was 152% of the average value of its portfolio.

Principal Investment Strategies
The fund’s asset allocation strategy diversifies investments directly or indirectly among a broad range of U.S. and foreign income-oriented equity and fixed-income securities. The fund generally seeks diversification across markets, industries, and issuers to reduce volatility.
While the fund is not required to allocate its assets in any fixed proportion, over the long term, the fund’s equity allocations are expected to range from approximately 20% to 80% of the fund’s assets, and the fund’s fixed-income (including cash and cash equivalents) allocations are expected to range from approximately 20% to 80% of the fund’s assets. To gain exposure to investment disciplines and categories, the fund may invest in varying combinations of other American Century funds (affiliated funds), unaffiliated funds, equity and debt securities, and certain derivative instruments. With respect to both equity and fixed-income allocations, the fund may invest in affiliated and unaffiliated funds (acquired funds) to an unlimited extent.
The equity portion of the fund provides broad exposure to income-oriented equity securities and equity-equivalent securities, including securities convertible into common stock. The portfolio managers look for equity securities of companies of all sizes with a favorable income-paying history that have prospects for income payments to continue or increase. To select stocks for purchase, the portfolio managers draw on fundamental value research and analysis as well as quantitative management techniques. The fund may invest in master limited partnerships and may also invest, directly or indirectly, in companies engaged in the utilities industry and real estate industry (including investment in real estate investment trusts).
The fixed-income portion of the fund represents a diverse range of debt securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield) and that are payable in U.S. and foreign currencies. High-yield securities, which are also known as “junk bonds,” are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality. The fixed-income portion of the fund is expected to include corporate bonds and notes, government securities, bank loans, securities backed by mortgages or other assets and collateralized debt obligations (including collateralized loan obligations). The fund may also invest a portion of its assets in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities, which may or may not be guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. The fixed-income portion of the fund has no average maturity limitations, but typically invests in intermediate-term and long-term debt securities.
The fund’s foreign investments may include securities of issuers located in developed and emerging market countries, as well as foreign currencies.
The fund invests in derivative instruments, including foreign currency exchange contracts, in order to shift its investment exposure from one currency into another, for hedging purposes or to enhance income or returns.
Securities may be sold when the portfolio managers believe they no longer represent attractive investment opportunities.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.

•	Fund of Funds Risks — The fund’s performance and risks also reflect the performance and risks of the underlying funds in which it invests, including American Century Investments funds.

•
Style Risk — The fund employs a mix of investment styles, each of which has risks associated with it. If at any time the market is not favoring the fund’s investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other funds using different investment styles. Value stocks may continue to be undervalued by the market for long periods of time.

•
Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers' judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Equity Income Securities Risk — The income received by the fund will fluctuate based on the amount of dividends issuers elect to pay. There is no guarantee the fund will be able to identify dividend-paying stocks or that the issuers of such securities will declare dividends in the future or have sufficient income to pay regular dividends.

•
Convertible Securities Risk — The fund may invest in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.

•
Utilities Investing Risk — Investments in the utilities industry may at times be limited to a relatively small number of securities. To the extent the fund invests in utilities securities, it may, therefore, be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Utilities industry companies are subject to various industry-specific risks.

•
Real Estate Investing Risk — The fund’s real estate investments may subject the fund to risks similar to those associated with direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.

•
Master Limited Partnerships Risk — The value of master limited partnerships (MLP) units listed and traded on U.S. securities exchanges may fluctuate based on prevailing market conditions and the success of the MLP. Investments in MLP units present additional risks than investments in common stock and special tax risks.

•
Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High Yield Risk — Issuers of high-yield securities (junk bonds) are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•	Counterparty Risk — If the fund enters into financial contracts, the fund will be subject to the credit risk presented by the counterparties.

•
Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, when interest rates rise, the value of debt securities and the funds that hold them will decline. A period of rising interest rates may negatively affect the fund’s performance. The fund will also be exposed to interest rate risk outside of the U.S. where interest rate trends may differ.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads, may adversely affect the liquidity of the fund’s investments.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Securities Risk — The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result, the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk — The fund is subject to the risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the fund’s holdings may be significant depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Currency trends are unpredictable, and to the extent the fund purchases and sells currencies, it will also be subject to the risk that its trading strategies, including efforts at hedging, will not succeed.

•
Emerging Market Risk — Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•
Derivative Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments.

•
Forward Foreign Currency Contract Risk — The fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund’s holdings.

•
Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations Risk — Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
The blended index is considered the benchmark for Multi-Asset Income. It combines widely known indices. The Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index represents 40%, the Russell 3000 Value Index represents 30%, the Bloomberg Barclays U.S. Aggregate Bond Index represents 20% and the MSCI ACWI ex-U.S. Value Index represents 10% of the blended index.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2016): 4.53%    Lowest Performance Quarter (3Q 2015): -4.54%

As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.96%.

Average Annual Total Returns For the calendar year ended December 31, 2017
Average Annual Total Returns - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC - MULTI-ASSET INCOME FUND		Label	1 Year	Since Inception	Inception Date
MSCI All Country World Investable Market Index		MSCI ACWI ex-U.S. Value Index (reflects no deductions for fees, expenses or taxes)	22.66%	5.05%	Dec. 01, 2014
Barclays Aggregate Bond Index		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	3.54%	2.24%	Dec. 01, 2014
Blended Index		Blended Index (reflects no deductions for fees, expenses or taxes)	9.86%	6.12%	Dec. 01, 2014
Russell 3000 Value Index		Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)	13.19%	8.92%	Dec. 01, 2014
Barclays US High Yield 2% Issuer Capped Bond Index		Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses or taxes)	7.50%	5.92%	Dec. 01, 2014
INVESTOR CLASS		Investor Class Return Before Taxes	9.94%	5.65%	Dec. 01, 2014
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	8.00%	3.79%	Dec. 01, 2014
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	5.85%	3.60%	Dec. 01, 2014
I CLASS		I Class Return Before Taxes	10.15%	5.86%	Dec. 01, 2014
Y CLASS	[1]	Y Class1 Return Before Taxes	10.40%	6.05%	Apr. 10, 2017
A CLASS		A Class Return Before Taxes	3.40%	3.39%	Dec. 01, 2014
C CLASS		C Class Return Before Taxes	8.86%	4.61%	Dec. 01, 2014
R CLASS		R Class Return Before Taxes	9.40%	5.13%	Dec. 01, 2014
R5 CLASS	[2]	R5 Class2 Return Before Taxes	10.24%	5.89%	Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	10.31%	6.02%	Dec. 01, 2014
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[2]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares. Since inception performance for the R5 Class is based on the I Class inception date.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.